Discontinued Operations - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended
	Mar. 31, 2012	Sep. 30, 2009 Semiconductor Manufacturing Equipment Business	Mar. 31, 2011 Specialty Lens Unit Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total exit costs, pre-tax	¥ 5,800	¥ 1,835	¥ 3,522
Total exit costs, net of tax	4,412	1,174	2,410
Total exit costs, amount attributable to impairment loss of goodwill		230
Goodwill impairment loss	¥ 2,045